Hedging Activities	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Hedging Activities	Hedging Activities
In order to satisfy certain requirements of the Original Credit Facility as well as to manage the Company’s exposure to variable interest rate risk associated with the Credit Facility, in November 2019, the Company entered into $170.0 million notional amounts of three year interest rate swaps. See Note 20 of Notes to Consolidated Financial Statements. These interest rate swaps were designated as cash flow hedges and, as such, the contracts were marked-to-market at each reporting date and any unrealized gains or losses were included in AOCI to the extent effective and reclassified to interest expense in the period during which the transaction effects earnings or it becomes probable that the forecasted transaction will not occur.
In June 2022, the Company amended the Original Credit Facility. See Note 20 of Notes to the Consolidated Financial Statements. The Amended Credit Facility does not require the Company to fix variable interest rates on any portion of its borrowings. In October 2022, the Company’s interest rate swap contracts expired. Upon expiration, the Company received a cash payment from the counterparties for approximately $0.2 million. As of December 31, 2022, the Company has not entered into any similar interest rate swap contracts.
The balance sheet classification and fair values of the Company’s derivative instruments, which are Level 2 measurements, are as follows:

		Fair Value
Derivatives designed as Cash flow hedges:	Consolidated Balance Sheet Location	December 31,
		2022	2021
Interest rate swaps	Prepaid expenses and other current assets	$—	$—
	Other non-current liabilities	—	1,782
		$—	$1,782
The following table presents the net unrealized loss deferred to AOCI:

		December 31,
		2022	2021
Derivatives designated as cash flow hedges:
Interest rate swaps	AOCI	$—	$1,372
		$—	$1,372
The following table presents the net loss reclassified from AOCI to earnings:

		For the Years Ended December 31,
		2022	2021	2020
Amount and location of expense reclassified from AOCI into expense (Effective Portion)	Interest expense, net	$—	$(2,649)	$(1,754)
Prior to expiration in October 2022, interest rate swaps were entered into with a limited number of counterparties, each of which allowed for net settlement of all contracts through a single payment in a single currency in the event of a default on or termination of any one contract. As such, in accordance with the Company’s accounting policy, these derivative instruments were recorded on a net basis within the Consolidated Balance Sheets.